PGIM S&P 500 Buffer 20 ETF - April
Schedule of Investments  (unaudited)
as of January 31, 2025
Description	Shares	Value
Short-Term Investments 103.8%
Affiliated Mutual Fund 1.0%
PGIM Core Government Money Market Fund (7-day effective yield 4.511%) (cost $95,660)(wb)	95,660	$95,660
Options Purchased*~ 102.8%
(cost $8,606,131)		9,372,462

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.8% (cost $8,701,791)		9,468,122
Options Written*~ (3.8)%
(premiums received $283,806)		(344,730)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,417,985)		9,123,392
Liabilities in excess of other assets(z) (0.0)%		(2,035)

Net Assets 100.0%		$9,121,357

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$5.23		157		16	$9,349,689
SPDR S&P 500 ETF Trust	Put	03/31/25	$523.07		157		16	22,773
Total Options Purchased (cost $8,606,131)								$9,372,462

PGIM S&P 500 Buffer 20 ETF - April
Schedule of Investments  (unaudited) (continued)
as of January 31, 2025
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	03/31/25	$591.64		157		16	$(338,053)
SPDR S&P 500 ETF Trust	Put	03/31/25	$418.46		157		16	(6,677)
Total Options Written (premiums received $283,806)							$(344,730)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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